Business and Summary of Significant Accounting Policies (Inventories) (Details) (USD $) In Thousands, unless otherwise specified	Oct. 01, 2013	Jan. 01, 2013	Jan. 03, 2012
Inventory [Line Items]
Inventories	$ 7,082	$ 6,042	$ 4,595
Smallwares Inventory [Member]
Inventory [Line Items]
Inventories		$ 3,800	$ 3,000